Regulatory Reserve For Credit Loss Details of planned regulatory reserve for credit loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of regulatory reserve for credit loss [Abstract]
Beginning balance	₩ 2,438,191	₩ 2,255,252
Planned provision of regulatory reserve for credit loss	140,266	182,939	₩ 499,110
Ending balance	₩ 2,578,457	₩ 2,438,191	₩ 2,255,252
Description of other regulatory limitations	In accordance with Paragraph 1 and 2 of Article 29 of the Regulation on Supervision of Banking Business (“RSBB”), if the estimated provisions for credit loss under IFRS for the accounting purpose are lower than those in accordance with the provisions under the RSBB, the Group shall disclose the difference as the planned regulatory reserve for credit loss.	In accordance with Paragraph 1 and 2 of Article 29 of the Regulation on Supervision of Banking Business (“RSBB”), if the estimated provisions for credit loss under IFRS for the accounting purpose are lower than those in accordance with the provisions under the RSBB, the Group shall disclose the difference as the planned regulatory reserve for credit loss.	In accordance with Paragraph 1 and 2 of Article 29 of the Regulation on Supervision of Banking Business (“RSBB”), if the estimated provisions for credit loss under IFRS for the accounting purpose are lower than those in accordance with the provisions under the RSBB, the Group shall disclose the difference as the planned regulatory reserve for credit loss.